Templeton Institutional Funds
Statement of Investments (unaudited), September 30, 2020
Foreign Smaller Companies Series
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 93.6%
Bahamas 1.0%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 972,905 $ 6,323,882
Belgium 2.1%
Barco NV ...................... Electronic Equipment, Instruments &
Components 325,708 6,833,043
Fagron ........................ Health Care Providers & Services 150,237 3,794,065
a
Kinepolis Group NV .............. Entertainment 86,611 3,077,717
13,704,825
Brazil 2.4%
a
Camil Alimentos SA ............... Food Products 3,597,100 7,979,111
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,915,900 2,616,087
a
M Dias Branco SA ................ Food Products 855,300 5,201,401
15,796,599
Canada 4.6%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,153,038 5,879,048
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 118,000 3,789,787
Canadian Western Bank ........... Banks 376,897 7,599,072
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,290,704 5,001,151
North West Co., Inc. (The) .......... Food & Staples Retailing 291,900 7,978,644
30,247,702
China 3.1%
a
Goodbaby International Holdings Ltd. . Leisure Products 13,301,100 1,679,799
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,600,200 2,154,049
Hollysys Automation Technologies Ltd. Electronic Equipment, Instruments &
Components 354,800 3,920,540
c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 3,758,292
a,b,c
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,183,000 3,923,952
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 15,239,944 4,536,172
19,972,804
Denmark 0.6%
a
Matas A/S ...................... Specialty Retail 324,000 3,769,904
a
Finland 2.7%
Fiskars OYJ Abp ................. Household Durables 125,674 1,707,884
Huhtamaki OYJ .................. Containers & Packaging 253,182 12,474,901
Metso Outotec OYJ ............... Machinery 453,715 3,161,081
17,343,866
France 3.0%
Beneteau SA .................... Leisure Products 369,256 2,973,623
Nexans SA ..................... Electrical Equipment 110,585 6,387,437
a
Solutions 30 SE ................. IT Services 470,874 9,882,361
19,243,421
Germany 5.8%
Gerresheimer AG ................ Life Sciences Tools & Services 57,929 6,481,472
Grand City Properties SA .......... Real Estate Management & Development 271,882 6,564,280
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 224,637 6,021,879
Rational AG .................... Machinery 11,226 8,803,449
Stabilus SA ..................... Machinery 142,079 8,315,451

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a
VIA Optronics AG, ADR ............ Household Durables 188,100 $ 1,675,971
37,862,502
Greece 0.4%
JUMBO SA ..................... Specialty Retail 149,364 2,614,549
Hong Kong 3.7%
Johnson Electric Holdings Ltd. ...... Auto Components 1,629,741 3,551,523
Techtronic Industries Co. Ltd. ....... Machinery 973,000 12,936,806
Value Partners Group Ltd. .......... Capital Markets 8,132,000 3,490,071
VTech Holdings Ltd. .............. Communications Equipment 621,500 3,876,675
23,855,075
Indonesia 0.6%
XL Axiata Tbk . PT ................ Wireless Telecommunication Services 27,382,900 3,755,018
Israel 0.8%
a
Max Stock Ltd. .................. Multiline Retail 1,514,900 5,284,021
a
Italy 5.5%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 89,696 2,734,210
Interpump Group SpA ............. Machinery 331,048 12,274,096
a
MARR SpA ..................... Food & Staples Retailing 269,626 4,331,490
a
Sanlorenzo SpA ................. Leisure Products 398,605 7,927,685
a,c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,001,481 8,563,308
35,830,789
Japan 23.1%
Anicom Holdings, Inc. ............. Insurance 924,800 9,407,966
Asahi Co. Ltd. ................... Specialty Retail 242,300 4,254,010
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 588,000 8,218,862
Bunka Shutter Co. Ltd. ............ Building Products 410,700 3,249,296
Daibiru Corp. ................... Real Estate Management & Development 444,700 5,179,470
Dowa Holdings Co. Ltd. ............ Metals & Mining 94,700 2,778,848
en -japan, Inc. ................... Professional Services 141,000 3,567,181
Fuji Oil Holdings, Inc. ............. Food Products 392,000 12,335,710
Hosokawa Micron Corp. ........... Machinery 81,300 4,220,662
Idec Corp. ...................... Electrical Equipment 303,500 5,498,147
IDOM, Inc. ..................... Specialty Retail 940,800 5,674,006
Kobayashi Pharmaceutical Co. Ltd. ... Personal Products 33,600 3,245,708
Meitec Corp. .................... Professional Services 212,300 10,824,149
Morita Holdings Corp. ............. Machinery 226,800 4,423,718
Nichiha Corp. ................... Building Products 330,800 9,938,348
Nihon Parkerizing Co. Ltd. .......... Chemicals 333,700 3,268,168
Nissei ASB Machine Co. Ltd. ........ Machinery 143,200 5,783,250
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 6,431,217
Seria Co. Ltd. ................... Multiline Retail 122,900 5,242,880
Shima Seiki Manufacturing Ltd. ...... Machinery 177,600 2,805,723
Square Enix Holdings Co. Ltd. ....... Entertainment 144,800 9,580,331
TechnoPro Holdings, Inc. .......... Professional Services 120,800 7,561,317
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 174,300 1,600,743
Tsumura & Co. .................. Pharmaceuticals 376,500 11,729,922
Zojirushi Corp. .................. Household Durables 196,100 3,252,667
150,072,299
Netherlands 4.9%
Aalberts NV .................... Machinery 90,903 3,268,140
a
Accell Group NV ................. Leisure Products 158,434 4,393,922

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands (continued)
a
Arcadis NV ..................... Construction & Engineering 239,501 $ 5,197,150
c
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 10,077,754
c
Intertrust NV, 144A, Reg S ......... Professional Services 529,084 9,004,275
31,941,241
Norway 0.5%
a,c
Sbanken ASA, 144A, Reg S ........ Banks 429,148 3,100,476
a
South Korea 1.3%
BNK Financial Group, Inc. .......... Banks 768,498 3,335,681
DGB Financial Group, Inc. .......... Banks 1,045,920 4,916,028
8,251,709
Spain 0.7%
a
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 131,097 4,525,637
a
Sweden 5.2%
a
Cloetta AB, B ................... Food Products 1,024,180 2,964,508
a,c
Dometic Group AB, 144A .......... Auto Components 847,389 10,460,114
a
Granges AB .................... Metals & Mining 787,986 7,031,805
c
Thule Group AB, 144A, Reg S ....... Leisure Products 397,936 13,128,916
33,585,343
Switzerland 7.3%
Bucher Industries AG ............. Machinery 29,805 11,350,145
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 96,860 5,272,657
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 145,300 11,233,143
a
Siegfried Holding AG .............. Life Sciences Tools & Services 16,416 11,223,959
Tecan Group AG ................. Life Sciences Tools & Services 10,108 5,025,502
a
Zur Rose Group AG .............. Food & Staples Retailing 15,287 3,643,543
47,748,949
Taiwan 7.6%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 3,094,037 9,043,835
Giant Manufacturing Co. Ltd. ........ Leisure Products 990,482 9,396,828
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 7,020,000 7,448,568
Merida Industry Co. Ltd. ........... Leisure Products 1,268,000 10,289,770
Nien Made Enterprise Co. Ltd. ...... Household Durables 333,000 3,984,318
Quang Viet Enterprise Co. Ltd. ...... Textiles, Apparel & Luxury Goods 741,000 2,871,889
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,582,000 6,071,374
49,106,582
Thailand 1.2%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 5,735,700 7,933,317
United Kingdom 4.0%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,482,467 2,506,053
a
Greggs plc ..................... Hotels, Restaurants & Leisure 250,735 3,799,738
Man Group plc .................. Capital Markets 4,738,088 7,023,986
a
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 269,731 5,517,915
Rathbone Brothers plc ............ Capital Markets 148,999 2,959,374
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 993,466 4,307,414
26,114,480

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 13 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 1.5%
Axis Capital Holdings Ltd. .......... Insurance 85,130 $ 3,749,125
a
Livent Corp. .................... Chemicals 687,900 6,170,463
9,919,588
Total Common Stocks (Cost $460,931,349) .....................................
607,904,578
Management Investment Companies 1.5%
United States 1.5%
iShares MSCI EAFE Small-Cap ETF .. Capital Markets 166,949 9,848,322
Total Management Investment Companies (Cost $9,100,107) .....................
9,848,322
Preferred Stocks 0.5%
Brazil 0.5%
d
Alpargatas SA, 0.14% ............. Textiles, Apparel & Luxury Goods 452,600 3,077,952
Total Preferred Stocks (Cost $1,166,231) .......................................
3,077,952
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 359,018
Total Warrants (Cost $–) ......................................................
359,018
Total Long Term Investments (Cost $471,197,687) ...............................
621,189,870
Short Term Investments 5.2%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.3%
e
FHLB, 10/01/20 .................. 27,500,000 27,500,000
Total U.S. Government and Agency Securities (Cost $27,500,000) .................
27,500,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 0.9%
Money Market Funds 0.9%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 5,963,778 5,963,778
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,963,778) .................................................................
5,963,778
a a a a a
Total Short Term Investments (Cost $33,463,778 ) ................................
33,463,778
a a a
a
Total Investments (Cost $504,661,465) 100.9% ..................................
$654,653,648
Other Assets, less Liabilities (0.9)% ...........................................
(5,322,980)
Net Assets 100.0% ...........................................................
$649,330,668
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2020.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $66,324,501, representing 10.2% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Statement of Investments (unaudited), September 30, 2020
International Equity Series
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 94.2%
Belgium 1.0%
Anheuser-Busch InBev SA/NV ...... Beverages 122,794 $ 6,609,875
Brazil 2.2%
Wheaton Precious Metals Corp. ..... Metals & Mining 313,381 15,373,718
Canada 1.9%
Barrick Gold Corp. ............... Metals & Mining 461,500 12,972,765
China 4.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 413,800 15,191,159
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 1,597,576 3,376,023
a
Yum China Holdings, Inc., (HKD Traded) Hotels, Restaurants & Leisure 100,250 5,148,323
Yum China Holdings, Inc., (USD Traded) Hotels, Restaurants & Leisure 140,500 7,439,475
31,154,980
Denmark 0.6%
AP Moller - Maersk A/S, B .......... Marine 2,802 4,428,688
France 7.3%
Air Liquide SA ................... Chemicals 47,147 7,471,665
Cie Generale des Etablissements
Michelin SCA .................. Auto Components 97,987 10,516,424
Sanofi ......................... Pharmaceuticals 134,307 13,456,282
TOTAL SE ..................... Oil, Gas & Consumable Fuels 219,474 7,535,692
Veolia Environnement SA .......... Multi-Utilities 512,367 11,052,512
50,032,575
Germany 16.8%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 33,691 10,877,927
Bayer AG ...................... Pharmaceuticals 230,007 14,186,965
b
Covestro AG, 144A, Reg S ......... Chemicals 315,470 15,640,838
Deutsche Telekom AG ............. Diversified Telecommunication Services 1,469,955 24,469,600
E.ON SE ....................... Multi-Utilities 1,932,082 21,291,672
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 196,068 16,571,416
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 203,236 5,727,147
Siemens AG .................... Industrial Conglomerates 50,444 6,369,169
a
Siemens Energy AG .............. Electric Utilities 25,222 680,000
115,814,734
Hong Kong 5.4%
AIA Group Ltd. .................. Insurance 1,824,200 18,132,843
CK Asset Holdings Ltd. ............ Real Estate Management & Development 2,240,894 11,011,231
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 625,500 8,060,574
37,204,648
India 1.0%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 275,050 6,538,036
Italy 0.6%
Eni SpA ....................... Oil, Gas & Consumable Fuels 570,365 4,457,063
Japan 28.3%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 523,200 17,710,232
Honda Motor Co. Ltd. ............. Automobiles 558,600 13,261,462
Isuzu Motors Ltd. ................ Automobiles 1,253,700 10,961,455
KDDI Corp. ..................... Wireless Telecommunication Services 252,700 6,353,991
Kirin Holdings Co. Ltd. ............ Beverages 746,300 14,013,473
Komatsu Ltd. ................... Machinery 657,900 14,445,383

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 303,200 $ 17,355,255
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 295,300 10,764,134
Mitsubishi Electric Corp. ........... Electrical Equipment 1,072,900 14,554,263
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 353,590 6,151,312
Sony Corp. ..................... Household Durables 221,400 16,963,721
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 381,100 11,816,185
Sumitomo Mitsui Financial Group, Inc. . Banks 423,800 11,846,420
Suntory Beverage & Food Ltd. ...... Beverages 189,979 7,132,334
Taisei Corp. .................... Construction & Engineering 186,700 6,317,453
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 425,528 15,205,295
194,852,368
Netherlands 1.8%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 101,296 12,642,754
Norway 3.0%
Equinor ASA .................... Oil, Gas & Consumable Fuels 491,238 6,957,159
Yara International ASA ............ Chemicals 356,850 13,726,501
20,683,660
South Korea 4.8%
KB Financial Group, Inc. ........... Banks 255,865 8,265,071
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 494,604 24,632,342
32,897,413
Switzerland 2.5%
Adecco Group AG ................ Professional Services 64,235 3,388,462
Roche Holding AG ............... Pharmaceuticals 40,199 13,766,052
17,154,514
Taiwan 3.8%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,547,000 9,786,878
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,070,492 16,124,608
25,911,486
United Kingdom 8.7%
BAE Systems plc ................ Aerospace & Defense 2,747,111 17,061,632
BP plc ......................... Oil, Gas & Consumable Fuels 1,365,645 3,949,573
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 391,038 7,838,354
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 1,402,294 8,497,612
Compass Group plc .............. Hotels, Restaurants & Leisure 215,543 3,237,963
a
Informa plc ..................... Media 692,991 3,358,831
c
International Consolidated Airlines
Group SA ..................... Airlines 1,413,458 1,726,355
a
Standard Chartered plc ............ Banks 1,651,751 7,600,981
Vodafone Group plc .............. Wireless Telecommunication Services 4,846,152 6,423,488
59,694,789
Total Common Stocks (Cost $547,222,747) .....................................
648,424,066

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 13 .
Short Term Investments 3.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.7%
United States 2.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 18,502,213 $ 18,502,213
Total Money Market Funds (Cost $18,502,213) ..................................
18,502,213
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 2,074,424 2,074,424
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,074,424) .................................................................
2,074,424
a a a a a
Total Short Term Investments (Cost $20,576,637 ) ................................
20,576,637
a a a
a
Total Investments (Cost $567,799,384) 97.2% ...................................
$669,000,703
Other Assets, less Liabilities 2.8% .............................................
19,184,332
Net Assets 100.0% ...........................................................
$688,185,035
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the value of this security was $15,640,838, representing 2.3% of net assets.
c
A portion or all of the security is on loan at September 30, 2020.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,722,366 $52,421,021 $(48,179,609) $ — $ — $ 5,963,778 5,963,778 $ 5,562
Total Affiliated Securities .... $1,722,366 $52,421,021 $(48,179,609) $— $— $5,963,778 $5,562
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $47,789,147 $730,605,307 $(759,892,241) $ — $ — $ 18,502,213 18,502,213 $ 90,237
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
International Equity Series (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $25,799,865 $(23,725,441) $ — $ — $ 2,074,424 2,074,424 $ 4,749
Total Affiliated Securities .... $47,789,147 $756,405,172 $(783,617,682) $— $— $20,576,637 $94,986
5. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 6,323,882 $ — $ — $ 6,323,882
Belgium ............................. — 13,704,825 — 13,704,825
Brazil ............................... 15,796,599 — — 15,796,599
Canada ............................. 30,247,702 — — 30,247,702
China ............................... 3,920,540 16,052,264 — 19,972,804
Denmark ............................ 3,769,904 — — 3,769,904
Finland .............................. — 17,343,866 — 17,343,866
France .............................. 2,973,623 16,269,798 — 19,243,421
Germany ............................ 16,960,892 20,901,610 — 37,862,502
Greece .............................. — 2,614,549 — 2,614,549
Hong Kong ........................... — 23,855,075 — 23,855,075
Indonesia ............................ — 3,755,018 — 3,755,018
Israel ............................... 5,284,021 — — 5,284,021
Italy ................................ — 35,830,789 — 35,830,789
Japan ............................... — 150,072,299 — 150,072,299
Netherlands .......................... — 31,941,241 — 31,941,241
Norway .............................. — 3,100,476 — 3,100,476
South Korea .......................... — 8,251,709 — 8,251,709
Spain ............................... 4,525,637 — — 4,525,637
Sweden ............................. — 33,585,343 — 33,585,343
Switzerland ........................... 11,233,143 36,515,806 — 47,748,949
Taiwan .............................. — 49,106,582 — 49,106,582
Thailand ............................. — 7,933,317 — 7,933,317
United Kingdom ....................... 4,307,414 21,807,066 — 26,114,480
United States ......................... 9,919,588 — — 9,919,588
Management Investment Companies ......... 9,848,322 — — 9,848,322
Preferred Stocks ........................ 3,077,952 — — 3,077,952
Warrants .............................. 359,018 — — 359,018
Short Term Investments ................... 5,963,778 27,500,000 — 33,463,778
Total Investments in Securities ........... $134,512,015 $520,141,633 $— $654,653,648
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 6,609,875 — 6,609,875
Brazil ............................... 15,373,718 — — 15,373,718
Canada ............................. 12,972,765 — — 12,972,765
China ............................... 12,587,798 18,567,182 — 31,154,980
Denmark ............................ — 4,428,688 — 4,428,688
France .............................. — 50,032,575 — 50,032,575
Germany ............................ 680,000 115,134,734 — 115,814,734
Hong Kong ........................... — 37,204,648 — 37,204,648
India ................................ — 6,538,036 — 6,538,036
Italy ................................ — 4,457,063 — 4,457,063
Japan ............................... — 194,852,368 — 194,852,368
Netherlands .......................... 12,642,754 — — 12,642,754
Norway .............................. — 20,683,660 — 20,683,660
South Korea .......................... — 32,897,413 — 32,897,413
Switzerland ........................... — 17,154,514 — 17,154,514
Taiwan .............................. — 25,911,486 — 25,911,486
United Kingdom ....................... — 59,694,789 — 59,694,789
6. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Short Term Investments ................... $ 20,576,637 — — $ 20,576,637
Total Investments in Securities ........... $74,833,672 $594,167,031 $— $669,000,703
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FHLB Federal Home Loan Banks
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.